Proposal for Profit Appropriation - Summary of Proposal for Profit Appropriation (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of proposal profit appropriation [Line Items]
Owners of Aegon N.V.	€ (1,433)	€ 1,980	[1]	€ (146)	[1]
Aegon N.V [member]
Disclosure of proposal profit appropriation [Line Items]
Final dividend on common shares	237	184
Earnings to be retained		1,795
To be deducted from retained earnings	(1,670)
Owners of Aegon N.V.	€ (1,433)	€ 1,980		€ (146)

[1]	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.